Finance and Other Income (Expenses) - Summary of Finance and Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance and other income [abstract]
Interest earned on cash deposits	$ 2,945
Other	78	$ (338)	$ (2)
Finance and Other Income	$ 3,023	$ (338)	$ (2)